EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Westwood LargeCap Value Fund, Westwood SmallCap Fund, Westwood SMidCap Fund and Westwood SMidCap Plus Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 14, 2017 (SEC Accession No. 0001135428-17-001043), in interactive data format.